Schedule of Investments (unaudited) April 30, 2020	iShares® Adaptive Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI EAFE ETF(a)	85,057	$4,811,674

Total Investment Companies — 100.1% (Cost: $5,779,751)		4,811,674

Total Investments in Securities — 100.1% (Cost: $5,779,751)		4,811,674

Other Assets, Less Liabilities — (0.1)%		(3,460)

Net Assets — 100.0%		$4,808,214

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—		—	$—	$354	(c)	$327	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,000	—		(4,000	)(b)	—	—	50		—	—
iShares MSCI EAFE ETF	126,454	25,178		(66,575)		85,057	4,811,674	98,300		(292,094)	(1,015,990)

							$4,811,674	$98,704		$(291,767)	$(1,015,990)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	733,000	USD	463,224	MS	05/05/20	$14,437
CHF	205,000	USD	210,274	MS	05/05/20	2,106
DKK	294,000	USD	42,736	MS	05/05/20	441
EUR	1,221,000	USD	1,330,966	MS	05/05/20	7,066
GBP	283,000	USD	351,209	MS	05/05/20	5,230
ILS	71,000	USD	20,233	MS	05/05/20	134
NOK	222,000	USD	21,260	MS	05/05/20	409
NZD	20,000	USD	12,137	MS	05/05/20	132
SEK	2,136,000	USD	216,819	MS	05/05/20	2,130
SGD	84,000	USD	59,240	MS	05/05/20	328
USD	212,402	CHF	205,000	MS	05/05/20	22
USD	46,053	DKK	311,000	MS	05/05/20	379
USD	742,079	EUR	671,000	MS	05/05/20	6,764
USD	21,723	NOK	222,000	MS	05/05/20	54
USD	59,672	SGD	84,000	MS	05/05/20	104
JPY	7,773,000	USD	72,121	MS	05/07/20	311
USD	57,792	HKD	448,000	MS	05/07/20	5
USD	1,161,874	JPY	124,245,000	MS	05/07/20	4,114
USD	6,530	AUD	10,000	MS	06/04/20	13

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	209,130	GBP	166,000	MS	06/04/20	$28
USD	74,545	HKD	578,000	MS	06/04/20	18
USD	632,538	JPY	67,334,000	MS	06/04/20	4,869
USD	1,230	NZD	2,000	MS	06/04/20	4
USD	2,838	SGD	4,000	MS	06/04/20	1

						49,099

CHF	205,000	USD	212,402	MS	05/05/20	(22)
DKK	17,000	USD	2,503	MS	05/05/20	(6)
EUR	121,000	USD	132,940	MS	05/05/20	(342)
NOK	222,000	USD	21,723	MS	05/05/20	(54)
SGD	84,000	USD	59,672	MS	05/05/20	(104)
USD	452,382	AUD	733,000	MS	05/05/20	(25,279)
USD	212,210	CHF	205,000	MS	05/05/20	(170)
USD	734,946	EUR	671,000	MS	05/05/20	(369)
USD	350,889	GBP	283,000	MS	05/05/20	(5,550)
USD	20,026	ILS	71,000	MS	05/05/20	(341)
USD	21,083	NOK	222,000	MS	05/05/20	(586)
USD	11,953	NZD	20,000	MS	05/05/20	(316)
USD	216,486	SEK	2,136,000	MS	05/05/20	(2,463)
USD	59,031	SGD	84,000	MS	05/05/20	(537)
HKD	1,061,000	USD	136,894	MS	05/07/20	(38)
JPY	240,717,000	USD	2,252,293	MS	05/07/20	(9,205)
USD	79,027	HKD	613,000	MS	05/07/20	(42)
USD	1,153,943	JPY	124,245,000	MS	05/07/20	(3,817)
HKD	244,000	USD	31,468	MS	06/04/20	(7)
ILS	11,000	USD	3,158	MS	06/04/20	—
JPY	33,713,000	USD	315,248	MS	06/04/20	(984)
USD	145,794	AUD	224,000	MS	06/04/20	(192)
USD	129,516	CHF	126,000	MS	06/04/20	(1,126)
USD	54,231	DKK	371,000	MS	06/04/20	(284)
USD	752,007	EUR	690,000	MS	06/04/20	(4,563)
USD	167,368	GBP	135,000	MS	06/04/20	(2,685)
USD	11,392	ILS	40,000	MS	06/04/20	(92)
USD	13,506	NOK	140,000	MS	06/04/20	(161)
USD	6,687	NZD	11,000	MS	06/04/20	(60)
USD	68,618	SEK	677,000	MS	06/04/20	(796)
USD	26,154	SGD	37,000	MS	06/04/20	(87)

						(60,278)

	Net unrealized depreciation					$(11,179)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$4,811,674	$—	$—	$4,811,674

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$49,099	$—	$49,099
Liabilities
Forward Foreign Currency Exchange Contracts	—	(60,278)	—	(60,278)

	$—	$(11,179)	$—	$(11,179)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

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